Subsequent Events	12 Months Ended
May 31, 2025
Subsequent Events [Abstract]
Subsequent Events
25.	SUBSEQUENT EVENTS
On July 29, 2025, the Company’s board of directors has approved a three-year shareholder return plan, effective from the fiscal year 2026. Under this plan, no less than 50% of the Company’s net income attributable to New Oriental Education & Technology Group Inc.’s shareholders for the preceding fiscal year will be dedicated to returning value to shareholders, including through dividend distribution and/or share repurchases.